Nature of operations	12 Months Ended
Dec. 31, 2021
Disclosure of nature of operations [Abstract]
Nature of operations
1	Nature of operations
Entrée Resources Ltd., together with its subsidiaries (collectively referred to as the “Company” or “Entrée”), is focused on the development and exploration of mineral property interests. The Company is principally focused on its Entrée/Oyu Tolgoi JV Property in Mongolia (Note 7).
The Company has its primary listing in Canada on the Toronto Stock Exchange (“TSX”) and its common shares also trade in the United States on the
Over-the-Counter
OTCQB Venture Market (“OTCQB”) under the symbol “ERLFF”.
The Company’s registered office is at Suite 2900, 550 Burrard Street, Vancouver, BC, V6C 0A3, Canada.
All amounts are expressed in United States dollars, except for certain amounts denoted in Canadian dollars (“C$”).
These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern which assumes that the Company will be able to continue for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. The Company estimates it has adequate financial resources to satisfy its obligations over the next 12 month period and beyond.